Principal accounting policies - Impairment of Goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Principal accounting policies
Impairment of goodwill	$ 80,137
Marketing solutions
Principal accounting policies
Percentage of fair value of reporting unit in excess of carrying value		41.00%
Impairment of goodwill	53,024
Enterprise solutions
Principal accounting policies
Percentage of fair value of reporting unit in excess of carrying value		113.00%
Impairment of goodwill	$ 27,113